Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [text block] [Abstract]
Schedule of right-of-use assets composition and changes in lease liabilities
	Right-of-use-assets
	Rented Offices	Vehicles	Computers, Software, Equipment and Office Furniture	Total	Lease Liabilities(1)
	U.S Dollars in thousands
As of January 1, 2021	$2,599	$821	$20	$3,440	$4,665
Additions to right -of -use assets		845		845	845
Termination lease		(125)		(125)	(125)
Depreciation expense	(433)	(628)	(5)	(1,068)
Exchange rate differences					150
Repayment of lease liabilities					(1,221)
As of December 31, 2021	$2,165	$913	$15	$3,092	$4,314

Schedule of maturity analysis of lease liabilities
	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total
Lease liabilities (including interest)	$1,307	$1,100	$849	$1,485	$31	$4,772

	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total
Lease liabilities (including interest)	$1,238	$1,002	$806	$1,436	$748	$5,230